Derivative financial instruments - Schedule of Notional Amounts and Carrying Amounts of Derivative Instruments (Details) - Fair value hedges number in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,362,048	546,504
Carrying amount of the hedging instruments, Asset	$ 49,446	$ 4,469
Carrying amount of the hedging instruments, Liability	(15,080)	(16,780)
Change in fair value used for calculating hedge ineffectiveness	42,240	6,162
Ineffectiveness recognised in profit or loss	3,247	(1,868)
Carrying amount of hedged items, Asset	20,719	168,629
Carrying amount of hedged items , Liability	(983,924)	(373,157)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(24,061)	12,528
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	(38,993)	(8,030)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	11,358	340
Carrying amount of the hedging instruments, Liability	$ (790)	$ (543)
Interest rate risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,000	155,511
Carrying amount of the hedging instruments, Asset	$ 0	$ 134
Carrying amount of the hedging instruments, Liability	(519)	(543)
Change in fair value used for calculating hedge ineffectiveness	(113)	1,607
Ineffectiveness recognised in profit or loss	7	(18)
Carrying amount of hedged items, Asset	10,664	157,136
Carrying amount of hedged items , Liability	0	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(136)	(1,625)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ 120	$ (1,625)
Interest rate risk | Securities at amortized cost
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,000	10,000
Carrying amount of the hedging instruments, Asset	$ 101	$ 178
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	(109)	167
Ineffectiveness recognised in profit or loss	144	(62)
Carrying amount of hedged items, Asset	10,055	9,654
Carrying amount of hedged items , Liability	0	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	26	(229)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ 253	$ (229)
Interest rate risk | Deposits
Disclosure of detailed information about hedging instruments [line items]
Notional amount	307,000
Carrying amount of the hedging instruments, Asset	$ 3,564
Carrying amount of the hedging instruments, Liability	0
Change in fair value used for calculating hedge ineffectiveness	600
Ineffectiveness recognised in profit or loss	12
Carrying amount of hedged items, Asset	0
Carrying amount of hedged items , Liability	(236,942)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(588)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ (588)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	660,394	128,200
Carrying amount of the hedging instruments, Asset	$ 7,693	$ 28
Carrying amount of the hedging instruments, Liability	(271)	0
Change in fair value used for calculating hedge ineffectiveness	5,152	(3,457)
Ineffectiveness recognised in profit or loss	176	(111)
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(344,605)	(129,306)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(1,626)	3,350
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	(4,976)	3,346
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	38,088	4,129
Carrying amount of the hedging instruments, Liability	$ (14,290)	$ (16,237)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,938
Carrying amount of the hedging instruments, Asset		$ 108
Carrying amount of the hedging instruments, Liability		0
Change in fair value used for calculating hedge ineffectiveness		(227)
Ineffectiveness recognised in profit or loss		(129)
Carrying amount of hedged items, Asset		1,839
Carrying amount of hedged items , Liability		0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items		(580)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness		$ 98
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	374,654	250,855
Carrying amount of the hedging instruments, Asset	$ 38,088	$ 4,021
Carrying amount of the hedging instruments, Liability	(14,290)	(16,237)
Change in fair value used for calculating hedge ineffectiveness	36,710	8,072
Ineffectiveness recognised in profit or loss	2,908	(1,548)
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(402,377)	(243,851)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(21,737)	11,612
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ (33,802)	$ (9,620)